Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2011-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 5-28-2011	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		6/16/2011

2	Payment Date		6/20/2011

3	Collection Period	5/1/2011	5/28/2011	28

4	Monthly Interest Period — Actual/360	5/20/2011	6/19/2011	31

5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	300,000,000.00	217,325,540.58	37,283,508.46	180,042,032.12	0.6001401
7	Class A-2 Notes	475,000,000.00	475,000,000.00	—	475,000,000.00	1.0000000
8	Class A-3 Notes	462,000,000.00	462,000,000.00	—	462,000,000.00	1.0000000
9	Class A-4 Notes	263,000,000.00	263,000,000.00	—	263,000,000.00	1.0000000

10	Total Securities	$1,500,000,000.00	$1,417,325,540.58	$37,283,508.46	$1,380,042,032.12

11	Overcollateralization	54,404,202.56	54,404,202.56		54,404,202.56

12	Adjusted Pool Balance	$1,554,404,202.56	$1,471,729,743.14	$37,283,508.46	$1,434,446,234.68

13	YSOC	114,459,307.83	107,036,216.16		103,411,719.40

14	Net Pool Balance	$1,668,863,510.39	$1,578,765,959.3	$37,283,508.46	$1,537,857,954.08

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.2883%	53,952.88	0.1798429	37,337,461.34	124.4582045
16	Class A-2 Notes	0.6700%	265,208.33	0.5583333	265,208.33	0.5583333
17	Class A-3 Notes	1.2200%	469,700.00	1.0166667	469,700.00	1.0166667
18	Class A-4 Notes	1.9800%	433,950.00	1.6500000	433,950.00	1.6500000

	Total Securities		1,222,811.21		38,506,319.67

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	27,961,517.05
20	Scheduled Interest Payments Received	3,584,452.52
21	Prepayments of Principal Received	284,283.54
22	Liquidation Proceeds	12,132,714.54
23	Recoveries Received	23,944.76
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	43,986,912.41

26	Repurchased Receivables	—
27	Reserve Account Excess Amount (Item 88)	605.25

28	Total Available Funds, prior to Servicer Advances	43,987,517.66

29	Servicer Advance (Item 71)	—

30	Total Available Funds + Servicer Advance	43,987,517.66

31	Reserve Account Draw Amount (Item 74)	—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	43,987,517.66

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)	—
34	Servicing Fees (Item 41)	1,315,638.30
35	Class A Noteholder Interest (Item 50)	1,222,811.21
36	Principal Distribution Amount (Item 75)	37,283,508.46
37	Amount Paid to Reserve Account to Reach Specified Balance	—
38	Other Amounts Paid to Trustees	—
39	Certificateholders Principal Distribution Amount	—

40	Remaining Funds to Seller	4,165,559.69

	Distribution Detail:	Due	Shortfall	Paid

41	Servicing Fees	1,315,638.30	—	1,315,638.30

	Pro rata:
42	Class A-1 Interest	53,952.88	—	53,952.88
42	Class A-2 Interest	265,208.33	—	265,208.33
44	Class A-3 Interest	469,700.00	—	469,700.00
45	Class A-4 Interest	433,950.00	—	433,950.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	1,222,811.21	—	1,222,811.21

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			1,471,729,743.14
52	Beginning Net Pool Balance		1,578,765,959.30
53	Receipts of Scheduled Principal		(27,961,517.05)
54	Receipts of Prepaid Principal		(284,283.54)
55	Liquidation Proceeds		(12,132,714.54)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(529,490.09)

59	Ending Net Pool Balance		1,537,857,954.08
60	Yield Supplement Overcollateralization Amount		103,411,719.40

61	Adjusted Pool Balance		1,434,446,234.68
62	Less: Adjusted Pool Balance — End of Collection Period			1,434,446,234.68

63	Calculated Principal Distribution Amount			37,283,508.46

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)	43,987,517.66
65	Less: Prior Advance Reimbursement (Item 33)	—
66	Less: Servicing Fees Paid (Item 34)	1,315,638.30
67	Less: Interest Paid to Noteholders (Item 35)	1,222,811.21
68	Less: Calculated Principal Distribution (Item 63)	37,283,508.46

69	Equals: Remaining Available Funds before Servicer Advance	4,165,559.69
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)	N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)	—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)	4,165,559.69
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)	—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)	—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)	37,283,508.46

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance	—
77	Less: Prior Advance Reimbursement	—
78	Plus: Additional Servicer Advances for Current Period	—

79	Ending Balance of Servicer Advance	—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,772,021.01, and (b) the aggregate note balance)	7,772,021.01
81	Initial Reserve Account Balance	1,554,404.20
82	Beginning Reserve Account Balance	7,772,021.01
83	Plus: Net Investment Income for the Collection Period	605.25

84	Subtotal: Reserve Fund Available for Distribution	7,772,626.26
85	Plus: Deposit of Excess Available Funds (Item 37)	—
86	Less: Reserve Account Draw Amount (Item 74)	—

87	Subtotal Reserve Account Balance	7,772,626.26
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)	605.25

89	Equals: Ending Reserve Account Balance	7,772,021.01

90	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current

91	Net Pool Balance	1,668,863,510	1,537,857,954
92	Number of Current Contracts	72,760	70,954
93	Weighted Average Loan Rate	3.00%	2.95%
94	Average Remaining Term	57.2	54.3
95	Average Original Term	62.3	62.5
96	Monthly Prepayment Rate		0.79%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables	18	529,490.09
98	Liquidation Proceeds on Related Vehicles		—
99	Recoveries Received on Receivables Previously Charged Off		23,944.76

100	Net Principal Losses for Current Collection Period	18	505,545.33

101	Beginning Net Principal Losses	10	250,248.81
102	Net Principal Losses for Current Collection Period	18	505,545.33

103	Cumulative Net Principal Losses	28	755,794.14

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,668,863,510.39)		0.05%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
105	Current	99.73%	70,788	1,533,709,597.69
106	31 - 60 Days Delinquent	0.24%	151	3,656,989.00
107	61 - 90 Days Delinquent	0.03%	15	491,367.39

108	Total	100.00%	70,954	1,537,857,954.08

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month